Provisions - Schedule of Changes in Provisions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provisions [line items]
Balance at the beginning of the year	R$ 1,813,352	R$ 750,024
Business combination – Azul Conecta	1,688
Addition of provision	859,955	1,369,759
Write-offs and/or payments	(497,844)	(427,138)
Interest incurred	291,637	85,999
Changes in assumptions	(655)
Foreing exchanges variations	374,342	34,708
Balance at the ending of the year	1,813,352	750,024	R$ 2,842,475	R$ 1,813,352
Current			853,810	323,441
Non-current			1,988,665	1,489,911
Provisions for return of aircraft and engines
Disclosure of provisions [line items]
Balance at the beginning of the year	904,095	669,041
Business combination – Azul Conecta	0
Addition of provision	304,594	139,652
Write-offs and/or payments	(118,504)
Interest incurred	84,939	67,366
Changes in assumptions	0
Foreing exchanges variations	161,062	28,036
Balance at the ending of the year	904,095	669,041	1,336,186	904,095
Current			106,944
Non-current			1,229,242
Provisions for tax, civil and labor risks
Disclosure of provisions [line items]
Balance at the beginning of the year	87,506	80,983
Business combination – Azul Conecta	1,688
Addition of provision	183,014	100,241
Write-offs and/or payments	(116,394)	(93,718)
Interest incurred	0	0
Changes in assumptions	0
Foreing exchanges variations	0	0
Balance at the ending of the year	87,506	80,983	155,814	87,506
Current			0
Non-current			155,814
Provisions for onerous contract
Disclosure of provisions [line items]
Balance at the beginning of the year	821,751	0
Business combination – Azul Conecta	0
Addition of provision	362,426	1,129,866
Write-offs and/or payments	(262,946)	(333,420)
Interest incurred	206,011	18,633
Changes in assumptions	0
Foreing exchanges variations	213,280	6,672
Balance at the ending of the year	821,751	R$ 0	1,340,522	821,751
Current			746,866
Non-current			593,656
Provisions for post-employment benefit
Disclosure of provisions [line items]
Balance at the beginning of the year	0
Business combination – Azul Conecta	0
Addition of provision	9,921
Write-offs and/or payments	0
Interest incurred	687
Changes in assumptions	(655)
Foreing exchanges variations	0
Balance at the ending of the year	R$ 0		9,953	R$ 0
Current			0
Non-current			R$ 9,953